Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,461,000.00
Previously Paid Amount	138.10
Total Fee Amount	52,291.21
Total Offset Amount	0.00
Net Fee	$ 52,153.11
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A